Assets held for sale and Vessels and drydock - Vessel deliveries (Details) $ in Millions	1 Months Ended
	Jul. 31, 2018 USD ($) equipment	Jun. 30, 2023 vessel tanker
Ballast water treatment systems
Disclosure of detailed information about property, plant and equipment [line items]
Number of equipment | equipment	55
Payments to acquire property, plant, and equipment | $	$ 36.2
Number of vessels | tanker		56
Purchase and installation of scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel		85